Significant Contingent Liabilities and Unrecognized Contract Commitments - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
TWI Pharmaceuticals, Inc | Top of Range
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Royalty charge	$ 5,000